Stock-Based Compensation - Schedule of Estimated Fair Value Weighted-Average Assumptions Using Black-Scholes Option-Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected term (in years)	6 years 1 month 9 days	6 years 25 days
Expected volatility	94.00%	90.00%
Risk-free interest rate	3.52%	2.00%
Expected dividend yield	0.00%	0.00%
Fair value of common stock	$ 143.52	$ 172.04